Deferred revenue	12 Months Ended
Oct. 31, 2025
Deferred Income [Abstract]
Deferred revenue	14. Deferred revenue

As at	October 31, 2025	October 31, 2024
	$	$
Cabanalytics revenue	3,308	843
Elite membership revenue	1,404	697
Goods shipped not delivered	3,012	—
Other	265	450
Total	7,989	1,990